Other Current Assets and Accrued Income - Summary of Other Current Assets (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current prepayments and current accrued income including current contract assets [abstract]
Prepaid clinical and technical development expenses	SFr 559	SFr 6,748
Prepaid general and administrative expenses	3,806	1,412
VAT and other receivable	964	328
Total	SFr 5,329	SFr 8,488